Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,192,368	$ 1,177,801
Purchase of property, plant and equipment	591,277	1,294,113
Purchase of building and equipment	24,359	3,640,520
Net book value	373,778	205,928
Plant, property and equipment cost	635,843	290,302
Accumulated depreciation	262,065	84,374
Cash from disposal	455,532	366,216
Net disposal income	$ 81,036	$ 160,288